Derivative Financial Instruments	6 Months Ended
Jun. 30, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 13. Derivative Financial Instruments

The Company enters into forward currency contracts to manage its exposure to fluctuations in certain foreign currency exchange rates. The Company enters into forward contracts to hedge forecasted transactions based in certain foreign currencies. These forward contracts have been designated and qualify as cash flow hedges, and their change in fair value is recorded as a component of other comprehensive income and reclassified into earnings in the same period or periods in which the forecasted transaction occurs. To qualify as a hedge, the Company needs to formally document, designate and assess the effectiveness of the transactions that receive hedge accounting. The notional dollar amounts of the outstanding Euro forward contracts at June 30, 2012 are $15 million, with average exchange rates of 1.4, with terms of less than one year. The Company reviews the effectiveness of its hedging instruments on a quarterly basis and records any ineffectiveness into earnings. The Company discontinues hedge accounting for any hedge that is no longer evaluated to be highly effective. From time to time, the Company may choose to de-designate portions of hedges when changes in estimates of forecasted transactions occur.

The Company also enters into forward currency contracts to manage foreign currency exchange risk on intercompany loans that are not deemed permanently invested. These forward contracts are not designated as hedges, and their change in fair value is recorded in the Company’s consolidated statements of income in the interest expense line item during each reporting period. These forward contracts provide an economic hedge, as they largely offset foreign currency exposure on intercompany loans.

The Company enters into interest rate swap agreements to manage interest expense. The Company’s objective is to manage the impact of interest rates on the results of operations, cash flows and the market value of the Company’s debt. At June 30, 2012, the Company had three interest rate swap agreements with an aggregate notional amount of $150 million under which the Company pays floating rates and receives fixed rates of interest (“Fair Value Swaps”). The Fair Value Swaps hedge the change in fair value of certain fixed rate debt related to fluctuations in interest rates and mature in 2014. The Fair Value Swaps modify the Company’s interest rate exposure by effectively converting debt with a fixed rate to a floating rate. These interest rate swaps have been designated and qualify as fair value hedges and have met the requirements to assume zero ineffectiveness. During the second quarter of 2012, the Company terminated its three 2013 interest rate swap agreements with a total notional amount of $250 million, resulting in a gain of approximately $3 million recorded to interest expense.

The counterparties to the Company’s derivative financial instruments are major financial institutions. The Company evaluates the bond ratings of the financial institutions and believes that credit risk is at an acceptable level.

The following tables summarize the fair value of the Company’s derivative instruments, the effect of derivative instruments on its Consolidated Statements of Comprehensive Income, the amounts reclassified from “Other Comprehensive Income” and the effect on the Consolidated Statements of Income during the quarter.

Fair Value of Derivative Instruments

(in millions)

	June 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$2	Prepaid and other current assets	$3
Interest rate swaps	Other assets	6	Other assets	12

Total assets		$8		$15

	June 30, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$—	Prepaid and other current assets	$—

Total assets		$—		$—

Liability Derivatives
Forward contracts	Accrued expenses	$2	Accrued expenses	$—

Total liabilities		$2		$—

Consolidated Statements of Income and Comprehensive Income

for the Three and Six Months Ended June 30, 2012 and 2011

(in millions)

Balance at March 31, 2012	$(2)
Mark-to-market loss (gain) on forward exchange contracts	(1)
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1

Balance at June 30, 2012	$(2)

Balance at December 31, 2011	$(3)
Mark-to-market (gain) loss on forward exchange contracts	—
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1

Balance at June 30, 2012	$(2)

Balance at March 31, 2011	$2
Mark-to-market (gain) loss on forward exchange contracts	1
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(1)

Balance at June 30, 2011	$2

Balance at December 31, 2010	$—
Mark-to-market (gain) loss on forward exchange contracts	3
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(1)

Balance at June 30, 2011	$2

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended June 30,
		2012	2011
Foreign forward exchange contracts	Interest expense, net	$2	$(5)

Total loss included in income		$2	$(5)

		Six Months Ended June 30,
		2012	2011
Foreign forward exchange contracts	Interest expense, net	$1	$(5)

Total loss included in income		$1	$(5)